Property, Plant and Equipment, Net, and Investment Property, Net - Maturity analysis of undiscounted lease payments to be received (Details) - Buildings and Land $ in Thousands	Dec. 31, 2025 USD ($)
2026
Maturity analysis of undiscounted lease payments to be received
Undiscounted lease payments to be received for buildings and land subject to operating leases	$ 22,604
2027
Maturity analysis of undiscounted lease payments to be received
Undiscounted lease payments to be received for buildings and land subject to operating leases	22,604
2028
Maturity analysis of undiscounted lease payments to be received
Undiscounted lease payments to be received for buildings and land subject to operating leases	22,604
2029
Maturity analysis of undiscounted lease payments to be received
Undiscounted lease payments to be received for buildings and land subject to operating leases	21,042
2030
Maturity analysis of undiscounted lease payments to be received
Undiscounted lease payments to be received for buildings and land subject to operating leases	19,273
Thereafter
Maturity analysis of undiscounted lease payments to be received
Undiscounted lease payments to be received for buildings and land subject to operating leases	$ 259,627